Income Taxes Income Taxes - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Income Tax Disclosure [Abstract]
Valuation allowance	$ (169)	$ 302	$ 58
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ (302)